Stock Incentive Plan - Schedule of the Fair Value of Options Granted (Details) - Share-Based Payment Arrangement, Option [Member]	12 Months Ended
Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected option term (years)	7 years 4 months 24 days
Expected volatility	69.10%
Risk-free rate of return	2.50%
Expected annual dividend yield	0.00%